Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($ in thousands)(7)	Revenue ($ in thousands)(8)
					Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
2024	2,081,094	6,580,724	5,976,658	15,378,722	631.18	299.72	(78,800)	1,669,626
2023	20,515,350	36,814,134	15,432,708	34,721,558	488.04	219.40	(183,949)	1,296,745
2022	599,731	(123,800,316)	20,203,347	(56,851,765)	265.01	139.00	(193,381)	975,241
2021	400,000	133,649,996	2,803,735	71,405,207	770.81	193.58	(260,309)	656,426
2020	434,722	183,055,568	539,152	97,974,234	445.43	143.89	(119,370)	431,059

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	The amounts reported reflect the total compensation for Mr. Prince (who has been our PEO since co-founding the company in 2009) for each corresponding year in the “Total” column of the 2024 Summary Compensation Table. For more information, see the section titled “2024 Summary Compensation Table.” The amounts reported represent the average of the amounts reported for the non-PEO NEOs in the “Total” column of the 2024 Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: Michelle Zatlyn, Thomas Seifert, and Douglas Kramer.
Peer Group Issuers, Footnote	Peer group TSR is the value of $100 at the end of the measurement period assuming invested in the peer group index as of the beginning of the measurement period using a total return methodology, in order to take into account cumulative amount of dividends for the measurement period as required by Item 201(e) of Regulation S-K. The peer group used for this purpose is the following published industry index: Standard & Poor 500 Information Technology Index (the Index), as used in the company’s stock performance graph included in our 2024 Annual Report.
PEO Total Compensation Amount	$ 2,081,094	$ 20,515,350	$ 599,731	$ 400,000	$ 434,722
PEO Actually Paid Compensation Amount	$ 6,580,724	36,814,134	(123,800,316)	133,649,996	183,055,568
Adjustment To PEO Compensation, Footnote	The amounts reported represent the amount of CAP to Mr. Prince for the corresponding fiscal year, as computed in accordance with SEC rules as further described below. These amounts do not reflect the actual amount of compensation earned by or paid to Mr. Prince during the applicable year. In accordance with Item 402(v) of Regulation S-K under the Securities Act, the following adjustments were made to Mr. Prince’s total compensation for each year to determine the CAP:

Year	Reported Summary Compensation Table Total for PEO ($)	Less: Reported Value of Equity Awards ($)(a)	Add: Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)

2024	2,081,094	—	4,499,630	6,580,724
2023	20,515,350	19,331,393	35,630,177	36,814,134
2022	599,731	—	(124,400,047)	(123,800,316)
2021	400,000	—	133,249,996	133,649,996
2020	434,722	—	182,620,846	183,055,568
_______________________
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the 2024 Summary Compensation Table for the applicable year. For more information, see the section titled “2024 Summary Compensation Table.” We have never provided pension benefits to our NEOs; therefore, no adjustments to the 2024 Summary Compensation Table total for changes in pension values are necessary.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate the fair value were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Outstanding and Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2024	—	4,223,658	—	275,971	—	—	4,499,630
2023	20,800,846	—	3,538,488	11,290,843	—	—	35,630,177
2022	—	(64,717,501)	—	(59,682,546)	—	—	(124,400,047)
2021	—	97,142,504	—	36,107,493	—	—	133,249,996
2020	—	162,057,497	—	20,563,348	—	—	182,620,846

Non-PEO NEO Average Total Compensation Amount	$ 5,976,658	15,432,708	20,203,347	2,803,735	539,152
Non-PEO NEO Average Compensation Actually Paid Amount	$ 15,378,722	34,721,558	(56,851,765)	71,405,207	97,974,234
Adjustment to Non-PEO NEO Compensation Footnote	The amounts reported represent the average amount of CAP to the non-PEO NEOs specified in footnote (3), as computed in accordance with SEC rules. These amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs during the applicable year. In accordance with Item 402(v) of Regulation S-K under the Securities Act, the following adjustments were made to average total compensation for the non-PEO NEOs for each year to determine the CAP, using the same methodology described above in footnote (2), including with respect to the remeasurement of compensation related to equity awards:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less: Average Reported Value of Equity Awards ($)	Add: Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	5,976,658	5,062,060	14,464,124	15,378,722
2023	15,432,708	14,790,223	34,079,072	34,721,558
2022	20,203,347	19,320,714	(57,734,399)	(56,851,765)
2021	2,803,735	2,270,402	70,871,874	71,405,207
2020	539,152	—	97,435,081	97,974,234
_______________________

(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year-End Fair Value of Equity Awards Granted in the Year and that are Outstanding and Unvested ($)	Average Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Equity Award Adjustments ($)

2024	4,137,999	8,148,833	1,892,003	285,290	—	—	14,464,124
2023	14,045,019	11,603,751	2,314,766	6,115,537	—	—	34,079,072
2022	6,724,110	(34,558,762)	—	(29,899,746)	—	—	(57,734,399)
2021	3,572,548	48,739,135	—	18,560,191	—	—	70,871,874
2020	—	84,826,382	—	12,608,699	—	—	97,435,081

Equity Valuation Assumption Difference, Footnote
For purposes of calculating the CAP to our PEO, compensation related to equity awards was remeasured. For RSUs, the fair values and the change in fair values were determined by the closing price of our common stock at each applicable fiscal year-end date or, in the case of vested awards, the stock price on the vesting date. For stock options, a Black-Scholes-Merton option valuation model (BSM model) was used as of the applicable year-end date or, in the case of vested options, the vesting date. Similarly, for unvested performance stock options, a Monte Carlo simulation model in conjunction with the BSM model was used. The BSM model and Monte Carlo Simulation model require assumptions and judgments regarding the variables used in the calculation, including the expected remaining term, expected volatility, expected risk-free interest rate, and the expected dividend yield. The assumptions used varied by measurement date and the range of these assumptions used for each fiscal year end are as follows:

	Year Ended December 31,
	2024	2023	2022	2021	2020	2019
Expected remaining term (in years)	2.0 - 2.5	1.0 - 1.5	1.5	1.5 - 2.5	2.0 - 3.0	2.5 - 3.5
Expected volatility	55.89% - 82.16%	63.88% - 93.37%	62.67% - 88.34%	57.40% - 66.52%	38.09% - 67.60%	34.84% - 36.30%
Expected risk-free interest rate	4.01% - 4.65%	3.82% - 5.34%	0.69% - 4.52%	0.11% - 0.85%	0.11% - 1.57%	1.59% - 1.63%
Expected dividend yield	—	—	—	—	—	—

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Total Shareholder Return
The following graph shows the relationships between the amount of CAP to Mr. Prince, the average amount of CAP to the non-PEO NEOs, the company’s cumulative TSR, and the cumulative TSR of the company’s peer group over the five years presented in the Pay Versus Performance Table.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
The following graph shows the relationships between the amount of CAP to Mr. Prince, the average amount of CAP to the non-PEO NEOs, and the company’s net income (loss) over the five years presented in the Pay Versus Performance Table.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Revenue
The following graph shows the relationships between the amount of CAP to Mr. Prince, the average amount of CAP to the non-PEO NEOs, and the company’s revenue over the five years presented in the Pay Versus Performance Table.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Total Shareholder Return
The following graph shows the relationships between the amount of CAP to Mr. Prince, the average amount of CAP to the non-PEO NEOs, the company’s cumulative TSR, and the cumulative TSR of the company’s peer group over the five years presented in the Pay Versus Performance Table.

Tabular List, Table

2024 Financial Performance Measures
Revenue
Gross Margin
Stock Price

Total Shareholder Return Amount	$ 631.18	488.04	265.01	770.81	445.43
Peer Group Total Shareholder Return Amount	299.72	219.40	139.00	193.58	143.89
Net Income (Loss)	$ (78,800,000)	$ (183,949,000)	$ (193,381,000)	$ (260,309,000)	$ (119,370,000)
Company Selected Measure Amount	1,669,626,000	1,296,745,000	975,241,000	656,426,000	431,059,000
PEO Name	Mr. Prince
Additional 402(v) Disclosure	Total shareholder return (TSR) is the value of $100 at the end of the measurement period assuming invested in the company’s Class A common stock as of the beginning of the measurement period and reinvesting all dividends. The company has not paid dividends historically. The amounts reported represent our net income (loss), as reflected in the company’s audited financial statements for the applicable year as included in our 2024 Annual Report.
(8)The amounts reported represent our revenue, as reflected in the company’s audited financial statements for the applicable year as included in our 2024 Annual Report. While we use several financial performance measures for purposes of our compensation programs, we have determined that revenue is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link CAP to the named executive officers, for the most recently completed fiscal year, to the company’s performance.

Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum	2 years	1 year		1 year 6 months	2 years	2 years 6 months
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum	2 years 6 months	1 year 6 months		2 years 6 months	3 years	3 years 6 months
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term			1 year 6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum 1	0.5589	0.6388	0.6267	0.5740	0.3809	0.3484
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum 1	0.8216	0.9337	0.8834	0.6652	0.6760	0.3630
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum 1	0.0401	0.0382	0.0069	0.0011	0.0011	0.0159
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum 1	0.0465	0.0534	0.0452	0.0085	0.0157	0.0163
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (19,331,393)	$ 0	$ 0	$ 0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,499,630	35,630,177	(124,400,047)	133,249,996	182,620,846
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	20,800,846	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,223,658	0	(64,717,501)	97,142,504	162,057,497
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	3,538,488	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	275,971	11,290,843	(59,682,546)	36,107,493	20,563,348
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,062,060)	(14,790,223)	(19,320,714)	(2,270,402)	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,464,124	34,079,072	(57,734,399)	70,871,874	97,435,081
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,137,999	14,045,019	6,724,110	3,572,548	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,148,833	11,603,751	(34,558,762)	48,739,135	84,826,382
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,892,003	2,314,766	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	285,290	6,115,537	(29,899,746)	18,560,191	12,608,699
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0